CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF COMPONENTS OF CAPITAL

In the management of capital, the Company includes shareholders’ equity (excluding accumulated other comprehensive loss and deficit) and cash. The components of capital on December 31, 2021 were:

Cash and cash equivalents	$14,941,775
Shareholders’ equity	$200,012,634